Significant accounting principles and policies (Details Textual) $ in Millions	Jan. 01, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Right-of-use assets	$ 96.8
Other financial liabilities [Member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Lease liabilities	$ 95.7
Written put options [member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Closing foreign exchange rate		0.2959	0.3082
Purchased call options [member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Closing foreign exchange rate		0.2968	0.3088
Sociedad Minera Cerro Verde S.A.A. [Member] | Written put options [member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Closing foreign exchange rate		3.379	3.245
Sociedad Minera Cerro Verde S.A.A. [Member] | Purchased call options [member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Closing foreign exchange rate		3.369	3.238